Summary of Significant Accounting Policies - Schedule of property and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Website development
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years